Subsequent events (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		5 Months Ended	12 Months Ended
	Feb. 28, 2017	Feb. 14, 2017	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid			$ 4,826	$ 43,877	$ 35,524	$ 4,826
Subsequent Event [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid		$ 13,700
Distribution Made To Limited Partner Quarterly Distributions Paid Per Unit		$ 0.4125
Subsequent Event [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Proceeds from Lines of Credit	$ 1,600
Subsequent Event [Member] | PGN LNG [Member]
Subsequent Event [Line Items]
Indemnification Under Omnibus Agreement Amount Paid	$ 400